SCHEDULE OF CONTRACT FULFILMENT COSTS (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Contract Fulfilment Costs
Being balance	$ 662,929
Additions	3,778,845	662,929
Amortisation	(162,929)
Total	$ 4,278,845	$ 662,929